Acquisition of SynthRx - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended		199 Months Ended	202 Months Ended
	Apr. 30, 2011	Apr. 08, 2011 PValue	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone			250,000			250,000
P-Value, significance level of statistical test, Terms, description	With a p value of 0.01 in the primary endpoint shall not exceed 250 unless otherwise mutually agreed
P-Value, significance level of statistical test using more than 250 patients		0.01
Repurchase of shares							1,454,079
Number of patients - primary endpoint	Exceeds 250 patients
Preliminary estimated purchase price		$ 6,700,000
IPR & D, ANX-188 lead product program, fair value			6,500,000	6,500,000		6,500,000		6,500,000	6,500,000
Goodwill			3,000,000	3,000,000		3,000,000		3,000,000	3,000,000
Deferred income tax liability resulting from the acquisition			2,600,000	2,600,000		2,600,000		2,600,000	2,600,000
Net cash settlement provision			0			0
Shares issued based on the achievement of First Milestone, Description			In accordance with ASC 815-40, we remeasure the contingent liability related to the First Milestone Shares as of the last day of each fiscal quarter until the arrangement is settled. The remeasurement of the contingent liability as of March 31, 2013 resulted in a $27,500 increase to transaction-related expenses for the three-month period ended March 31, 2013. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of First Milestone Shares we ultimately issue will be recorded as equity. As of March 31, 2013, based on the timing of and the planned number of patients in the EPIC study, we will issue 25%, or 250,000, of the First Milestone Shares.			The probability-weighted fair value of the First Milestone Shares was recorded as a liability as there was variability with respect to the number of shares that ultimately may be issued (from 250,000 to 1,000,000 shares) based on the circumstances of achievement of the First Milestone
Transaction related Expense			27,500			100,000
Annual indefinite lived intangible assets Impairment noted					0
Goodwill impairment				0	0			5,702,130	5,702,130
Percentage of shares			25.00%
Minimum
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone						250,000
Maximum
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone						1,000,000
SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		16,278,901
Repurchase of shares			1,454,079			1,454,079
Repurchase price of shares			$ 0.001			$ 0.001
Preliminary estimated purchase price							6,669,742
IPR & D, ANX-188 lead product program, fair value							6,549,000
Goodwill							3,006,883
Deferred income tax liability resulting from the acquisition							2,608,755
First Milestone - dosing of first patient
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares			1,000,000			1,000,000
Percentage of shares issuable to reduce			75.00%			75.00%
Repurchase of shares						1,454,079
Repurchase price of shares	0.001					$ 0.001
Number of shares issuable			750,000			750,000
Subsequent re-measurement			0			0
First Milestone - dosing of first patient | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		1,000,000
Initial consideration (Fully Vested Shares)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued based on the achievement of First Milestone	862,078
Shares issued , Fully vested shares	1,000,000
Shares deducted as a result of certain expenses of SynthRx	137,922
Initial consideration (Fully Vested Shares) | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		862,078
Initial consideration (Subject to Vesting Shares)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued, Subject to vesting shares		1,938,773
Percentage of shares issuable to reduce	75.00%
Repurchase of shares	1,454,079
Purchase price of shares						$ 1,454
Initial consideration (Subject to Vesting Shares) | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		1,938,773
Second Milestone - NDA acceptance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares			3,839,400			3,839,400
Second Milestone - NDA acceptance | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		3,839,400
Third Milestone - FDA approval
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares			8,638,650			8,638,650
Third Milestone - FDA approval | SynthRx
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued , Fully vested shares		8,638,650